Income Taxes (Taxes On Income) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Apr. 01, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Tax [Line Items]
Effective tax rate for income from continuing operations	27.10%	34.50%	38.60%	37.10%	37.60%
Discrete income tax benefit, research and development tax credit	$ 2